INCOME TAXES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of Deferred Tax Assets, Valuation Allowance, and Change in Valuation Allowance

The Company's deferred tax assets,  valuation allowance, and change in valuation allowance are as follows:

                                             Estimated NOL           Valuation       Net Tax

                                       Carry-forward benefit         Allowance       Benefit

                                       =========================================================

            March 31, 2013                       $556,797             $(556,797)          -

           December 31, 2012                     $520,764             $(520,764)          -

The Company's deferred tax assets,  valuation allowance, and change in valuation allowance are as follows:

               Estimated NOL                      Valuation        Net Tax

              Carry-forward benefit               Allowance       Benefit

             ===================================================================

From March 8, 2011 (Inception) through

           December 31, 2011                     $307,038             $(307,038)

           December 31, 2012                     $520,764             $(520,764)